Financial Instruments	12 Months Ended
Oct. 31, 2015
Financial Instruments
Financial Instruments

Note 11: Financial Instruments

Cash Equivalents and Available-for-Sale Investments

	As of October 31, 2015				As of October 31, 2014
	Cost	Gross Unrealized Gain	Gross Unrealized Loss	Fair Value	Cost	Gross Unrealized Gain	Gross Unrealized Loss	Fair Value
	In millions
Cash Equivalents:
Time deposits	$1,111	$—	$—	$1,111	$1,735	$—	$—	$1,735
Money market funds	4,303	—	—	4,303	9,166	—	—	9,166

Total cash equivalents	5,414	—	—	$5,414	10,901	—	—	10,901

Available-for-Sale Investments:
Debt securities:

Foreign bonds	32	10	—	42	95	29	—	124
Other debt securities	2	—	—	2	51	—	(14)	37

Total debt securities	34	10	—	44	146	29	(14)	161

Equity securities:

Equity securities in public companies	1	4	—	5	3	4	—	7

Total equity securities	1	4	—	5	3	4	—	7

Total available-for-sale investments	35	14	—	49	149	33	(14)	168

Total cash equivalents and available-for-sale investments	$5,449	$14	$—	$5,463	$11,050	$33	$(14)	$11,069

All highly liquid investments with original maturities of three months or less at the date of acquisition are considered cash equivalents. As of October 31, 2015 and 2014, the carrying amount of cash equivalents approximated fair value due to the short period of time to maturity. Interest income related to cash, cash equivalents and debt securities was approximately $75 million in fiscal 2015, $72 million in fiscal 2014 and $76 million in fiscal 2013. Time deposits were primarily issued by institutions outside the U.S. as of October 31, 2015 and 2014. The estimated fair value of the available-for-sale investments may not be representative of values that will be realized in the future.

There was no gross unrealized loss as of October 31, 2015. The gross unrealized loss as of October 31, 2014 was due primarily to decline in the fair value of a debt security of $14 million.

Contractual maturities of investments in available-for-sale debt securities were as follows:

	As of October 31, 2015
	Amortized Cost	Fair Value
	In millions
Due in one year	$—	$—
Due in one to five years	2	2
Due in more than five years	32	42

	$34	$44

Equity securities in privately held companies include cost basis and equity method investments and are included in Other non-current assets in the Consolidated Balance Sheets. These amounted to $13 million and $7 million at October 31, 2015 and 2014, respectively.

Derivative Instruments

HP uses derivatives to offset business exposure to foreign currency and interest rate risk on expected future cash flows and on certain existing assets and liabilities. As part of its risk management strategy, HP uses derivative instruments, primarily forward contracts, interest rate swaps, total return swaps and, at times, option contracts to hedge certain foreign currency, interest rate and, to a lesser extent, equity exposures. HP may designate its derivative contracts as fair value hedges or cash flow hedges. Additionally, for derivatives not designated as hedging instruments, HP categorizes those economic hedges as other derivatives. HP recognizes all derivative instruments at fair value in the Consolidated Balance Sheets. HP classifies cash flows from its derivative programs with the activities that correspond to the underlying hedged items in the Consolidated Statements of Cash Flows.

As a result of its use of derivative instruments, HP is exposed to the risk that its counterparties will fail to meet their contractual obligations. Master netting agreements mitigate credit exposure to counterparties by permitting HP to net amounts due from HP to counterparty against amounts due to HP from the same counterparty under certain conditions. To further limit credit risk, HP has collateral security agreements that allow HP to hold collateral from, or require HP to post collateral to, counterparties when aggregate derivative fair values exceed contractually established thresholds which are generally based on the credit ratings of HP and its counterparties. If HP’s or the counterparty’s credit rating falls below a specified credit rating, either party has the right to request full collateralization of the derivatives’ net liability position. The fair value of derivatives with credit contingent features in a net liability position was $138 million and $62 million at October 31, 2015 and 2014, respectively, all of which were fully collateralized within two business days.

Under HP’s derivative contracts, the counterparty can terminate all outstanding trades following a covered change of control event affecting HP that results in the surviving entity being rated below a specified credit rating. This credit contingent provision did not affect HP’s financial position or cash flows as of October 31, 2015 and 2014.

Fair Value Hedges

HP enters into fair value hedges, such as interest rate swaps, to reduce the exposure of its debt portfolio to changes in fair value resulting from changes in interest rates by achieving a primarily U.S. dollar London Interbank Offered Rate (“LIBOR”)-based floating interest expense.

For derivative instruments that are designated and qualify as fair value hedges, HP recognizes the change in fair value of the derivative instrument, as well as the offsetting change in the fair value of the hedged item, in Interest and other, net in the Consolidated Statements of Earnings in the period of change.

Cash Flow Hedges

HP uses forward contracts and at times, option contracts designated as cash flow hedges to protect against the foreign currency exchange rate risks inherent in its forecasted net revenue and, to a lesser extent, cost of revenue, operating expenses, and intercompany loans denominated in currencies other than the U.S. dollar. HP’s foreign currency cash flow hedges mature generally within twelve months; however, hedges related to longer term procurement arrangements extend several years and forward contracts associated with intercompany loans extend for the duration of the lease or loan term, which typically range from two to five years.

For derivative instruments that are designated and qualify as cash flow hedges, HP initially records changes in fair value for the effective portion of the derivative instrument in Accumulated other comprehensive loss as a separate component of stockholders’ equity in the Consolidated Balance Sheets and subsequently reclassifies these amounts into earnings in the period during which the hedged transaction is recognized in earnings. HP reports the effective portion of its cash flow hedges in the same financial statement line item as changes in the fair value of the hedged item.

Net Investment Hedges

HP used forward contracts designated as net investment hedges to hedge net investments in certain foreign subsidiaries whose functional currency was the local currency. As part of the Separation, HP disposed of all these foreign subsidiaries and no longer utilizes net investment hedges. HP recorded the effective portion of such derivative instruments together with changes in the fair value of the hedged items in Cumulative translation adjustment as a separate component of stockholders’ equity.

Other Derivatives

Other derivatives not designated as hedging instruments consist primarily of forward contracts used to hedge foreign currency-denominated balance sheet exposures. HP uses total return swaps to hedge its executive deferred compensation plan liability.

For derivative instruments not designated as hedging instruments, HP recognizes changes in fair value of the derivative instrument, as well as the offsetting change in the fair value of the hedged item, in Interest and other, net in the Consolidated Statements of Earnings in the period of change.

Hedge Effectiveness

For interest rate swaps designated as fair value hedges, HP measures hedge effectiveness by offsetting the change in fair value of the hedged item with the change in fair value of the derivative. For foreign currency options and forward contracts designated as cash flow hedges, HP measures hedge effectiveness by comparing the cumulative change in fair value of the hedge contract with the cumulative change in fair value of the hedged item, both of which are based on forward rates. HP recognizes any ineffective portion of the hedge in the Consolidated Statements of Earnings in the same period in which ineffectiveness occurs. Amounts excluded from the assessment of effectiveness are recognized in the Consolidated Statements of Earnings in the period they arise.

Fair Value of Derivative Instruments in the Consolidated Balance Sheets

The gross notional and fair value of derivative instruments in the Consolidated Balance Sheets was as follows:

	As of October 31, 2015					As of October 31, 2014
	Outstanding Gross Notional	Other Current Assets	Other Non-Current Assets	Other Accrued Liabilities	Other Non-Current Liabilities	Outstanding Gross Notional	Other Current Assets	Other Non-Current Assets	Other Accrued Liabilities	Other Non-Current Liabilities
	In millions
Derivatives designated as hedging instruments
Fair value hedges:
Interest rate contracts	$3,175	$1	$37	$—	$—	$10,800	$3	$102	$—	$55
Cash flow hedges:
Foreign currency contracts	10,859	171	10	165	79	12,758	344	8	106	88

Total derivatives designated as hedging instruments	14,034	172	47	165	79	23,558	347	110	106	143

Derivatives not designated as hedging instruments
Foreign currency contracts	8,955	33	1	37	23	20,405	74	—	74	7
Other derivatives	173	5	—	—	—	241	4	—	—	—

Total derivatives not designated as hedging instruments	9,128	38	1	37	23	20,646	78	—	74	7

Total derivatives	$23,162	$210	$48	$202	$102	$44,204	$425	$110	$180	$150

Offsetting of Derivative Instruments

HP recognizes all derivative instruments on a gross basis in the Consolidated Balance Sheets. HP does not offset the fair value of its derivative instruments against the fair value of cash collateral posted under its collateral security agreements. As of October 31, 2015 and 2014, information related to the potential effect of HP’s master netting agreements and collateral security agreements was as follows:

	In the Consolidated Balance Sheets
	(i)	(ii)	(iii) = (i)–(ii)	(iv)	(v)		(vi) = (iii)–(iv)–(v)
	Gross	Gross		Gross Amounts Not Offset
	Amount Recognized	Amount Offset	Net Amount Presented	Derivatives	Financial Collateral		Net Amount
	In millions
As of October 31, 2015
Derivative assets	$258	$—	$258	$162	$9	(1)	$87
Derivative liabilities	$304	$—	$304	$162	$—		$142

As of October 31, 2014
Derivative assets	$535	$—	$535	$263	$407	(1)	$(135)
Derivative liabilities	$330	$—	$330	$263	$29	(2)	$38

(1)

Represents the cash collateral posted by counterparties as of the respective reporting date for HP’s asset position, net of derivative amounts that could be offset, as of, generally, two business days prior to the respective reporting date.

(2)

Represents the collateral posted by HP through re-use of counterparty cash collateral as of the respective reporting date for HP’s liability position, net of derivative amounts that could be offset, as of, generally, two business days prior to the respective reporting date.

Effect of Derivative Instruments on the Consolidated Statements of Earnings

The pre-tax effect of derivative instruments and related hedged items in a fair value hedging relationship for fiscal years ended October 31, 2015, 2014 and 2013 was as follows:

	(Loss) Gain Recognized in Income on Derivative Instruments and Related Hedged Items
Derivative Instrument	Location	2015	2014	2013	Hedged Item	Location	2015	2014	2013
		In millions					In millions
Interest rate contracts	Interest and other, net	$(12)	$1	$(242)	Fixed-rate debt	Interest and other, net	$12	$(1)	$242

The pre-tax effect of derivative instruments in cash flow and net investment hedging relationships for fiscal years ended October 31, 2015, 2014 and 2013 was as follows:

	Gain (Loss) Recognized in OCI on Derivatives (Effective Portion)			Gain (Loss) Reclassified from Accumulated OCI Into Earnings (Effective Portion)
	2015	2014	2013	Location	2015	2014	2013
	In millions				In millions
Cash flow hedges:
Foreign currency contracts	$610	$226	$(279)	Net revenue	$995	$(17)	$2
				Cost of revenue	(156)	(74)	(164)
				Other operating expenses	(3)	—	3
				Interest and other, net	(4)	—	—

Continuing Operations	610	226	(279)	Continuing Operations	832	(91)	(159)
Discontinued Operations	481	111	36	Discontinued Operations	480	(60)	53

Total	$1,091	$337	$(243)	Total	$1,312	$(151)	$(106)

Net investment hedges:
Foreign currency contracts				Interest and other, net
Continuing Operations	$—	$—	$—	Continuing Operations	$—	$—	$—
Discontinued Operations	228	57	38	Discontinued Operations	—	—	—

Total	$228	$57	$38	Total	$—	$—	$—

As of October 31, 2015, 2014 and 2013, no portion of the hedging instruments’ gain or loss was excluded from the assessment of effectiveness for fair value, cash flow or net investment hedges. Hedge ineffectiveness for fair value, cash flow and net investment hedges was not material for fiscal 2015, 2014 and 2013.

As of October 31, 2015, HP expects to reclassify an estimated net Accumulated other comprehensive loss of approximately $40 million, net of taxes, to earnings in the next twelve months along with the earnings effects of the related forecasted transactions associated with cash flow hedges.

The pre-tax effect of derivative instruments not designated as hedging instruments on the Consolidated Statements of Earnings for fiscal 2015, 2014 and 2013 was as follows:

	Gain (Loss) Recognized in Income on Derivatives
	Location	2015	2014	2013
		In millions
Foreign currency contracts	Interest and other, net	$293	$(63)	$213
Other derivatives	Interest and other, net	(1)	—	8

Total		$292	$(63)	$221